Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., Barclays Capital Inc., Barclays Capital Real Estate Inc., Deutsche Bank AG, New York Branch, Deutsche Bank Securities Inc., German American Capital Corporation, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2021-VOLT, Commercial Mortgage Pass-Through Certificates, Series 2021-VOLT securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 10 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of September 9, 2021.

●	The phrase "LIBOR Assumption" refers to the rate of 0.100000%.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 2, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	Project Volt Accounting Tape vFinal.xlsm (provided on September 2, 2021).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document.
●	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Ground Lease” refers to the signed ground lease agreement or estoppel, or summary of terms.
●	The phrase “Interest Rate Cap Agreement” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
●	The phrase “Loan Agreement” refers to a signed loan agreement.
●	The phrase “Rent Roll” refers to the underwritten rent roll, or the source rent roll from which the underwritten rent roll is derived.
●	The phrase “Reserve Guaranty” refers to a signed reserve guaranty agreement.
●	The phrase “Seismic Report” refers to a seismic assessment document.
●	The phrase “Title Policy” refers to a signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 3, 2021 through September 2, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

September 2, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Unit of Measure	None - Company Provided	None
14	Physical Capacity Built (MW)	Rent Roll	None
15	Physical Capacity Shell (MW)	Underwriting File	None
16	Physical Capacity Total (MW)	Recalculation	None
17	Physical Capacity % Built	Recalculation	None
18	Physical Capacity Occupied (MW)	Rent Roll	None
19	Physical Capacity Occupancy %	Recalculation	None
20	Occupancy Date	Rent Roll	None
21	Historical Occupancy 2019	Underwriting File	None
22	Historical Occupancy 2020	Underwriting File	None
23	Historical Occupancy March 2021	Underwriting File	None
24	# of tenants	Rent Roll	None
25	WA Lease Expiration Date	Recalculation	None
26	WA Lease Term Remaining	Recalculation	None
27	Ownership Interest	Title Policy	None
28	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
29	Mortgage Loan Cut-off Date Balance per Built MW	Recalculation	None
30	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
31	Mortgage Loan Maturity Date Balance	Recalculation	None
32	Individual As-Is Appraised Value Date	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Individual As-Is Appraised Value	Appraisal Report	None
34	Individual As-Is Appraised Value per Built MW	Recalculation	None
35	Portfolio Appraised Value Date	Appraisal Report	None
36	Portfolio Appraised Value	Appraisal Report	None
37	Portfolio Appraised Value per Built MW	Recalculation	None
38	Portfolio Appraised Value Premium	Recalculation	None
39	Engineering Report Provider	Engineering Report	None
40	Engineering Report Date	Engineering Report	None
41	Environmental Report Provider	Environmental Report	None
42	Environmental Report Date	Environmental Report	None
43	Phase II Required?	Environmental Report	None
44	Seismic Zone	Engineering Report; Seismic Report	None
45	PML %	Seismic Report	None
46	Origination Date	Loan Agreement	None
47	Assumed LIBOR	None - Company Provided	None
48	Mortgage Loan Trust Margin	Loan Agreement	None
49	LIBOR Cap	Interest Rate Cap Agreement	None
50	LIBOR Lookback days	Loan Agreement	None
51	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
52	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
53	Amort Type	Loan Agreement	None
54	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
55	Mortgage Loan Annual Debt Service Payment	Recalculation	None
56	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None
57	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
58	Grace Period	Loan Agreement	None
59	First Loan Payment Date	Loan Agreement	None
60	Seasoning	Recalculation	None
61	Original Term to Maturity (Months)	Recalculation	None
62	Remaining Term to Maturity (Months)	Recalculation	None
63	Original Amortization Term (Months)	Not Applicable*	None
64	Remaining Amortization Term (Months)	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
65	Original IO Term (Months)	Loan Agreement	None
66	Remaining IO Term (Months)	Recalculation	None
67	Initial Maturity Date	Loan Agreement	None
68	Floating Rate Component Extensions	Loan Agreement	None
69	Fully Extended Maturity Date	Loan Agreement	None
70	Lockbox	Loan Agreement	None
71	Cash Management Type	Loan Agreement	None
72	Cash Management Trigger	Loan Agreement	None
73	Administrative Fee Rate (%)	Fee Schedule	None
74	Floating Rate Component Prepayment Provision	Loan Agreement	None
75	Partial Release Allowed?	Loan Agreement	None
76	Property Release Description	Loan Agreement	None
77	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
78	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
79	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
80	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
81	Mortgage Loan UW NOI Debt Yield	Recalculation	None
82	Mortgage Loan UW NCF Debt Yield	Recalculation	None
83	Mortgage Loan UW NOI DSCR	Recalculation	None
84	Mortgage Loan UW NCF DSCR	Recalculation	None
85	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
86	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
87	Initial Tax Escrow	Loan Agreement	None
88	Ongoing Tax Escrow Monthly	Loan Agreement	None
89	Tax Escrow Springing Conditions	Loan Agreement	None
90	Initial Insurance Escrow	Loan Agreement	None
91	Ongoing Insurance Escrow Monthly	Loan Agreement	None
92	Insurance Escrow Springing Conditions	Loan Agreement	None
93	Initial Immediate Repairs Escrow	Loan Agreement	None
94	Initial Cap Ex Escrow	Loan Agreement	None
95	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
96	Cap Ex Escrow Springing Conditions	Loan Agreement	None
97	Initial TI/LC Escrow	Loan Agreement	None
98	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
99	TI/LC Escrow Springing Conditions	Loan Agreement	None
100	Initial Other Escrow	Loan Agreement; Reserve Guaranty	None
101	Ongoing Other Escrow Monthly	Loan Agreement	None
102	Ongoing Other Escrow Springing Condition	Loan Agreement	None
103	Other Escrow Description	Loan Agreement; Reserve Guaranty	None
104	Largest Tenant (by UW Gross Rent) Tenant Name	Rent Roll	None
105	Largest Tenant (by UW Gross Rent) Lease Exp.	Rent Roll	None
106	Largest Tenant (by UW Gross Rent) KW	Rent Roll	None
107	Largest Tenant (by UW Gross Rent) % of Physical Capacity	Recalculation	None
108	Largest Tenant (by UW Gross Rent) UW Base Rent	Rent Roll	None
109	Largest Tenant (by UW Gross Rent) Total UW Recurring Rent	Rent Roll	None
110	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Rent Roll	None
111	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Rent Roll	None
112	2nd Largest Tenant (by UW Gross Rent) KW	Rent Roll	None
113	2nd Largest Tenant (by UW Gross Rent) % of Physical Capacity	Recalculation	None
114	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Rent Roll	None
115	2nd Largest Tenant (by UW Gross Rent) Total UW Recurring Rent	Rent Roll	None
116	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Rent Roll	None
117	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Rent Roll	None
118	3rd Largest Tenant (by UW Gross Rent) KW	Rent Roll	None
119	3rd Largest Tenant (by UW Gross Rent) % of Physical Capacity	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
120	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Rent Roll	None
121	3rd Largest Tenant (by UW Gross Rent) Total UW Recurring Rent	Rent Roll	None
122	Leasehold Owner	Ground Lease	None
123	Annual Ground Lease Payment ($)	Ground Lease	None
124	Annual Ground Rent Increases (Y/N)	Ground Lease	None
125	Ground Lease Expiration Date	Ground Lease	None
126	Ground Lease Extension (Y/N)	Ground Lease	None
127	# of Ground Lease Extension Options	Ground Lease	None
128	Ground Lease Expiration Date after all Extensions	Ground Lease	None
129	Base Rent 2019	Underwriting File	$1.00
130	Base Rent 2020	Underwriting File	$1.00
131	Base Rent July 2021 TTM	Underwriting File	$1.00
132	Base Rent UW (In-Place)	Underwriting File	$1.00
133	Interconnection / Other 2019	Underwriting File	$1.00
134	Interconnection / Other 2020	Underwriting File	$1.00
135	Interconnection / Other July 2021 TTM	Underwriting File	$1.00
136	Interconnection / Other UW (In-Place)	Underwriting File	$1.00
137	Rent Escalations 2019	Underwriting File	$1.00
138	Rent Escalations 2020	Underwriting File	$1.00
139	Rent Escalations July 2021 TTM	Underwriting File	$1.00
140	Rent Escalations UW (In-Place)	Underwriting File	$1.00
141	Potential Income from Vacant Space 2019	Underwriting File	$1.00
142	Potential Income from Vacant Space 2020	Underwriting File	$1.00
143	Potential Income from Vacant Space July 2021 TTM	Underwriting File	$1.00
144	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
145	Gross Potential Rent 2019	Underwriting File	$1.00
146	Gross Potential Rent 2020	Underwriting File	$1.00
147	Gross Potential Rent July 2021 TTM	Underwriting File	$1.00
148	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
149	Economic Vacancy, Credit Loss 2019	Underwriting File	$1.00
150	Economic Vacancy, Credit Loss 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
151	Economic Vacancy, Credit Loss July 2021 TTM	Underwriting File	$1.00
152	Economic Vacancy, Credit Loss UW (In-Place)	Underwriting File	$1.00
153	Recoveries 2019	Underwriting File	$1.00
154	Recoveries 2020	Underwriting File	$1.00
155	Recoveries July 2021 TTM	Underwriting File	$1.00
156	Recoveries UW (In-Place)	Underwriting File	$1.00
157	Other Revenue 2019	Underwriting File	$1.00
158	Other Revenue 2020	Underwriting File	$1.00
159	Other Revenue July TTM	Underwriting File	$1.00
160	Other Revenue UW (In-Place)	Underwriting File	$1.00
161	Total Revenue 2019	Underwriting File	$1.00
162	Total Revenue 2020	Underwriting File	$1.00
163	Total Revenue July 2021 TTM	Underwriting File	$1.00
164	Total Revenue UW (In-Place)	Underwriting File	$1.00
165	Management Fee 2019	Underwriting File	$1.00
166	Management Fee 2020	Underwriting File	$1.00
167	Management Fee July 2021 TTM	Underwriting File	$1.00
168	Management Fee UW (In-Place)	Underwriting File	$1.00
169	Rent Expense 2019	Underwriting File	$1.00
170	Rent Expense 2020	Underwriting File	$1.00
171	Rent Expense July 2021 TTM	Underwriting File	$1.00
172	Rent Expense UW (In-Place)	Underwriting File	$1.00
173	Payroll 2019	Underwriting File	$1.00
174	Payroll 2020	Underwriting File	$1.00
175	Payroll July 2021 TTM	Underwriting File	$1.00
176	Payroll UW (In-Place)	Underwriting File	$1.00
177	R&M 2019	Underwriting File	$1.00
178	R&M 2020	Underwriting File	$1.00
179	R&M July 2021 TTM	Underwriting File	$1.00
180	R&M UW (In-Place)	Underwriting File	$1.00
181	Power / Utility Costs 2019	Underwriting File	$1.00
182	Power / Utility Costs 2020	Underwriting File	$1.00
183	Power / Utility Costs July 2021 TTM	Underwriting File	$1.00
184	Power / Utility Costs UW (In-Place)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
185	Security 2019	Underwriting File	$1.00
186	Security 2020	Underwriting File	$1.00
187	Security July 2021 TTM	Underwriting File	$1.00
188	Security UW (In-Place)	Underwriting File	$1.00
189	Communications 2019	Underwriting File	$1.00
190	Communications 2020	Underwriting File	$1.00
191	Communications July 2021 TTM	Underwriting File	$1.00
192	Communications UW (In-Place)	Underwriting File	$1.00
193	Other Expenses 2019	Underwriting File	$1.00
194	Other Expenses 2020	Underwriting File	$1.00
195	Other Expenses July 2021 TTM	Underwriting File	$1.00
196	Other Expenses UW (In-Place)	Underwriting File	$1.00
197	Real Estate Tax 2019	Underwriting File	$1.00
198	Real Estate Tax 2020	Underwriting File	$1.00
199	Real Estate Tax July 2021 TTM	Underwriting File	$1.00
200	Real Estate Tax UW (In-Place)	Underwriting File	$1.00
201	Insurance 2019	Underwriting File	$1.00
202	Insurance 2020	Underwriting File	$1.00
203	Insurance July 2021 TTM	Underwriting File	$1.00
204	Insurance UW (In-Place)	Underwriting File	$1.00
205	Total Operating Expenses 2019	Underwriting File	$1.00
206	Total Operating Expenses 2020	Underwriting File	$1.00
207	Total Operating Expenses July 2021 TTM	Underwriting File	$1.00
208	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
209	Net Operating Income 2019	Underwriting File	$1.00
210	Net Operating Income 2020	Underwriting File	$1.00
211	Net Operating Income July 2021 TTM	Underwriting File	$1.00
212	Net Operating Income UW (In-Place)	Underwriting File	$1.00
213	Replacement Reserve 2019	Underwriting File	$1.00
214	Replacement Reserve 2020	Underwriting File	$1.00
215	Replacement Reserve July 2021 TTM	Underwriting File	$1.00
216	Replacement Reserve UW (In-Place)	Underwriting File	$1.00
217	Leasing Commissions 2019	Underwriting File	$1.00
218	Leasing Commissions 2020	Underwriting File	$1.00
219	Leasing Commissions July 2021 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2021-VOLT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
220	Leasing Commissions UW (In-Place)	Underwriting File	$1.00
221	Net Cash Flow 2019	Underwriting File	$1.00
222	Net Cash Flow 2020	Underwriting File	$1.00
223	Net Cash Flow July 2021 TTM	Underwriting File	$1.00
224	Net Cash Flow UW (In-Place)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2021-VOLT	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Physical Capacity Total (MW)	Sum of (i) Physical Capacity Built (MW) and (ii) Physical Capacity Shell (MW).
17	Physical Capacity % Built	Quotient of (i) Physical Capacity Built (MW) and (ii) Physical Capacity Total (MW).
19	Physical Capacity Occupancy %	Quotient of (i) Physical Capacity Occupied (MW) and (ii) Physical Capacity Built (MW).
25	WA Lease Expiration Date	The quotient of (i) for each respective property the sum of (a) the product of (1) lease expiration date for each tenant and (2) the corresponding UW Base Rent for each tenant (ii) aggregate UW Base Rent of the respective property.
26	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
29	Mortgage Loan Cut-off Date Balance per Built MW	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Physical Capacity Built (MW).
30	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
31	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
34	Individual As-Is Appraised Value per Built MW	Quotient of (i) Individual As-Is Appraised Value and (ii) Physical Capacity Built (MW).
37	Portfolio Appraised Value per Built MW	Quotient of (i) Portfolio Appraised Value and (ii) Physical Capacity Built (MW).
38	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1
54	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
55	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
56	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
57	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
60	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
61	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
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BX 2021-VOLT	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
62	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
66	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
77	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
78	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
79	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
80	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
81	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
82	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
83	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
84	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
85	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
86	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
107	Largest Tenant (by UW Gross Rent) % of Physical Capacity	Quotient of (i) the quotient of (a) Largest Tenant (by UW Gross Rent) KW and (b) one thousand, and (ii) Physical Capacity Built (MW).
113	2nd Largest Tenant (by UW Gross Rent) % of Physical Capacity	Quotient of (i) the quotient of (a) 2nd Largest Tenant (by UW Gross Rent) KW and (b) one thousand, and (ii) Physical Capacity Built (MW).
119	3rd Largest Tenant (by UW Gross Rent) % of Physical Capacity	Quotient of (i) the quotient of (a) 3rd Largest Tenant (by UW Gross Rent) KW and (b) one thousand, and (ii) Physical Capacity Built (MW).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15